Derivatives - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) ₨ / £	Dec. 31, 2021 GBP (£) $ / £	Dec. 31, 2021 GBP (£) SFr / £	Dec. 31, 2021 GBP (£) ¥ / £	Dec. 31, 2021 GBP (£) ¥ / £	Dec. 31, 2021 GBP (£) kr / £	Dec. 31, 2021 GBP (£) kr / £	Dec. 31, 2021 GBP (£) kr / £	Dec. 31, 2021 GBP (£) د.إ / $	Dec. 31, 2020 GBP (£) ₨ / £	Dec. 31, 2020 GBP (£) $ / £	Dec. 31, 2020 GBP (£) ¥ / £	Dec. 31, 2020 GBP (£) ¥ / €	Dec. 31, 2020 GBP (£) kr / £	Dec. 31, 2020 GBP (£) kr / £	Dec. 31, 2020 GBP (£) kr / £
Disclosure of detailed information about hedged items [line items]
Derivative financial assets	£ 106,139	£ 106,139	£ 106,139	£ 106,139	£ 106,139	£ 106,139	£ 106,139	£ 106,139	£ 106,139	£ 166,523	£ 166,523	£ 166,523	£ 166,523	£ 166,523	£ 166,523	£ 166,523
Derivative financial liabilities	100,835	100,835	100,835	100,835	100,835	100,835	100,835	100,835	100,835	160,705	160,705	160,705	160,705	160,705	160,705	160,705
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount of financial assets	8,919,000	8,919,000	8,919,000	8,919,000	8,919,000	8,919,000	8,919,000	8,919,000	8,919,000	10,703,000	10,703,000	10,703,000	10,703,000	10,703,000	10,703,000	10,703,000
Derivative financial assets	67,458	67,458	67,458	67,458	67,458	67,458	67,458	67,458	67,458	114,115	114,115	114,115	114,115	114,115	114,115	114,115
Derivative financial liabilities	£ 61,206	£ 61,206	£ 61,206	£ 61,206	£ 61,206	£ 61,206	£ 61,206	£ 61,206	£ 61,206	£ 105,214	£ 105,214	£ 105,214	£ 105,214	£ 105,214	£ 105,214	£ 105,214
Exchange rate risk | Cash flow hedging
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate	106.58	1.38	1.25	132.93	8.74					95.29	1.36	132.93	120.21
Exchange rate risk | Foreign exchange
Disclosure of detailed information about hedged items [line items]
Average foreign exchange rate		1.32				11.74	8.85	12.12	3.67					11.15	8.28	12.73
Exchange rate risk | Net investment hedging
Disclosure of detailed information about hedged items [line items]
Notional amount of financial assets	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200